CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details)	3 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares
Redeemable Noncontrolling Interest [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding | shares					13,800,000	13,800,000
Gross proceeds					$ 138,000,000	$ 138,000,000
Proceeds allocated to Public Warrants					(8,625,000)	(8,625,000)
Class A ordinary share issuance costs, net of reimbursement from underwriter					(10,787,717)	(9,150,115)
Accretion of carrying value to redemption value			$ 20,792,717			19,155,115
Increase in redemption value of Class A common stock subject to possible redemption	$ 686,544	$ 116,566		$ 803,110
Class A common stock subject to possible redemption	$ 140,183,110			$ 140,183,110	$ 139,380,000	$ 139,380,000
Class A Ordinary shares
Redeemable Noncontrolling Interest [Line Items]
Number of shares authorized | shares	200,000,000			200,000,000	200,000,000	200,000,000
Temporary equity par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Number of votes for each share | Vote	1			1	1	1
Class A ordinary shares subject to possible redemption, shares outstanding | shares					13,800,000	13,800,000
Class A ordinary shares subject to possible redemption
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares issued | shares	13,800,000			13,800,000	13,800,000	13,800,000
Class A ordinary shares subject to possible redemption, shares outstanding | shares	13,800,000			13,800,000	13,800,000	13,800,000
Class A common stock subject to possible redemption	$ 140,183,110			$ 140,183,110	$ 139,380,000	$ 139,380,000